Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2020
Stock-based compensation
Schedule of compensation expense
Stock-based compensation cost from continuing operations by award type follows:

(in millions)	2020	2019	2018
Stock option awards	$10.4	$9.9	$10.4
Restricted stock awards	8.6	6.9	7.2
Performance share awards	7.4	5.5	6.9
Restricted stock units	1.4	1.3	1.4
Stock appreciation rights	2.4	7.1	—
Total stock-based compensation cost incurred	30.2	30.7	25.9
Capitalized cost during the period	(3.5)	(9.0)	(1.1)
Amortization of capitalized cost during the period	1.2	6.7	0.6
Total stock-based compensation expense	$27.9	$28.4	$25.4
Income tax benefit	$8.8	$11.9	$9.8

Schedule of weighted-average assumptions for equity awards	The weighted average assumptions used in the determination of fair value for stock options follows:

(in millions, except per share amounts)	2020	2019	2018	2018 One-time Grant
Expected dividend yield	1.3%	1.6%	1.4%	1.4%
Expected term (in years)	4.8	4.9	5.5	3.9
Expected volatility	21.9%	21.3%	23.1%	20.7%
Risk-free interest rate	1.4%	2.5%	2.6%	2.6%
Weighted-average grant date fair value (per share)	$29.29	$21.07	$23.71	$21.91
Fair value of options granted	$11.6	$9.7	$9.1	$13.6

Schedule of stock option activity under the Company's stock option awards
A summary of stock options outstanding and activity follows:

	Number of Shares (in thousands)	Weighted-Average Exercise Price (per share)	Weighted-Average Contractual Term (in years)	Aggregate Intrinsic Value (in millions)
Outstanding as of December 31, 2019	1,825	$101.95
Options granted	395	159.49
Options exercised	(229)	95.49
Options forfeited / expired	(165)	119.11
Outstanding as of December 31, 2020	1,826	114.03	7.0	$78.8
Vested and exercisable as of December 31, 2020	768	98.25	5.4	$44.5
Additional information related to stock option activity during the years ended December 31 follows:

(in millions)	2020	2019	2018
Intrinsic value of options exercised	$11.9	$25.4	$18.4
Fair value of options vested	$7.9	$6.3	$10.2

Schedule of activity related to restricted stock
Information related to restricted stock during the years ended December 31 follows:

	2020	2019	2018
Weighted-average grant date fair value (per share)	$147.78	$112.70	$114.27
A summary of restricted stock outstanding and activity follows:

	Number of Shares (in thousands)	Weighted-Average Grant Date Fair Value (per share)	Weighted-Average Contractual Term (in years)	Aggregate Intrinsic Value (in millions)
Outstanding as of December 31, 2019	173	$109.62
Shares granted	69	147.78
Shares vested	(66)	114.39
Shares forfeited	(10)	123.70
Outstanding as of December 31, 2020	166	122.88	0.8	$26.0
Additional information related to restricted stock award activity during the years ended December 31 follows:

(in millions)	2020	2019	2018
Intrinsic value of restricted stock exercised	$9.6	$5.6	$11.7
Fair value of restricted stock vested	$7.5	$4.6	$9.8
Additional information related to restricted stock unit activity during the years ended December 31 follows:

(in thousands, except per share amounts)	2020	2019	2018
Restricted stock units granted	8	12	13
Weighted-average grant date fair value (per share)(1)	$161.41	$110.79	$108.72
(1)Restricted stock units' fair value is based on the closing market price of the stock on the respective dates of the grants.

Schedule of activity related to performance shares
Information related to performance shares during the years ended December 31 follows:

	2020	2019	2018
Weighted-average grant date fair value (per share)	$222.50	$149.27	$140.20
A summary of performance shares outstanding and activity follows:

	Number of Shares (in thousands)	Weighted-Average Grant Date Fair Value (per share)	Weighted-Average Contractual Term (in years)	Aggregate Intrinsic Value (in millions)
Outstanding as of December 31, 2019	143	$143.94
Awards granted	46	222.50
Awards vested	(80)	141.79
Awards converted	36	141.81
Awards forfeited	(9)	167.03
Outstanding as of December 31, 2020	136	170.34	0.9	$21.2
Additional information related to performance share activity during the years ended December 31 follows:

(in millions)	2020	2019	2018
Intrinsic value of performance share awards exercised	$12.9	$5.0	$5.3
Fair value of performance share awards vested	$11.3	$5.9	$5.2

Schedule of activity related to stock appreciation rights
A summary of stock appreciation awards outstanding and activity follows:

	Number of Shares (in thousands)	Weighted-Average Exercise Price (per share)	Weighted-Average Contractual Term (in years)	Aggregate Intrinsic Value (in millions)
Outstanding as of December 31, 2019	362	$106.85
Awards exercised	(3)	106.85
Awards forfeited	(78)	106.85
Outstanding as of December 31, 2020	281	106.85	0.3	$13.9

Stock appreciation rights
Stock-based compensation
Schedule of weighted-average assumptions for equity awards	The weighted average assumptions used in the December 31, 2020 determination of fair value for stock appreciation rights follows:

(in millions, except per share amounts)	2018 One-time Grant
Expected dividend yield	1.5%
Expected term (in years)	0.3
Expected volatility	30.1%
Risk-free interest rate	0.1%
Weighted-average grant date fair value (per share)	$48.24
Fair value of stock appreciation rights granted	$13.5